Shareholders' Equity - Share Purchase Agreement ("ELOC") (Details) € in Thousands, $ in Millions			4 Months Ended	12 Months Ended
	Jun. 03, 2022 EUR (€) shares	Jun. 03, 2022 USD ($) shares	Oct. 31, 2022 EUR (€) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Shareholders' Equity
Fair value loss was recognized in financial expenses				€ 0	€ 696
Gross proceeds						€ 381,208
Class A shares
Shareholders' Equity
Commitment Shares paid as consideration	€ 696
Number of shares issued | shares			5,356,000
Gross proceeds			€ 12,498
Class A shares | Subscribed capital
Shareholders' Equity
Commitment Shares paid as consideration	31
Equity issuance cost			643
Class A shares | Share premium
Shareholders' Equity
Commitment Shares paid as consideration	€ 665
Equity issuance cost			€ 11,855
Class A shares | Agreement with Tumim Stone
Shareholders' Equity
Number of commitment shares | shares	262,697	262,697
Maximum amount committed to purchase subject to certain limitations | $		$ 75